Employee Benefit Plans - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Retirement Benefits [Abstract]
Service cost	$ 418	$ 416	$ 729	$ 831
Interest cost	425	463	857	943
Net periodic cost	$ 843	$ 879	$ 1,586	$ 1,774